Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
REVENUE	$ 4,156	$ 3,040	$ 8,467	$ 5,855
COST OF REVENUE	7,135	6,280	14,034	12,144
COST OF REVENUE – IMPAIRMENT OF INTANGIBLE ASSETS	40,695		40,695
GROSS LOSS	(43,674)	(3,240)	(46,262)	(6,289)
OPERATING EXPENSES:
Research and development, net	4,707	4,834	9,505	9,812
Sales and marketing	1,900	1,239	4,064	2,178
General and administrative	5,444	5,127	10,684	10,265
Change in contingent earnout liability	(1)		27
Other expenses (income), net	(247)	51	(507)	37
TOTAL OPERATING EXPENSES	11,803	11,251	23,773	22,292
OPERATING LOSS	(55,477)	(14,491)	(70,035)	(28,581)
FINANCIAL INCOME (EXPENSE), net	(61)	(149)	308	616
OPERATING LOSS BEFORE INCOME TAXES	(55,538)	(14,640)	(69,727)	(27,965)
INCOME TAX (EXPENSE) BENEFIT	51	(82)	(25)	4
NET LOSS	$ (55,487)	$ (14,722)	$ (69,752)	$ (27,961)
BASIC LOSS PER SHARE (in Dollars per share)	$ (0.79)	$ (0.23)	$ (1)	$ (0.44)
DILUTED LOSS PER SHARE (in Dollars per share)	$ (0.79)	$ (0.23)	$ (1)	$ (0.44)
WEIGHTED AVERAGE NUMBER OF BASIC ORDINARY SHARES OUTSTANDING (IN THOUSANDS) (in Shares)	69,931	63,910	69,776	63,873
WEIGHTED AVERAGE NUMBER OF DILUTED ORDINARY SHARES OUTSTANDING (IN THOUSANDS) (in Shares)	69,931	63,910	69,776	63,873
Net Loss	$ (55,487)	$ (14,722)	$ (69,752)	$ (27,961)
Other comprehensive income:
Unrealized gain from marketable securities		4		2
Total other comprehensive income:		4		2
Total comprehensive loss	$ (55,487)	$ (14,718)	$ (69,752)	$ (27,959)